Stockholders' Equity - Summary of Diluted Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Net income (loss)	$ (27,867)	$ 49,411	$ (21,971)
Net income (loss) from continuing operations	(35,734)	43,633	(16,626)
Net income (loss) from discontinued operations	$ 7,867	$ 5,778	$ (5,345)
Weighted average number of common shares outstanding (in shares)	33,418	33,040	32,334
Dilutive effect of restricted stock grants after application of the treasury stock method (in shares)	0	541	0
Dilutive shares outstanding (in shares)	33,418	33,581	32,334
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ (1.07)	$ 1.32	$ (0.51)
Basic earnings (loss) per share from discontinued operations (in dollars per share)	0.24	0.18	(0.17)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	(1.07)	1.30	(0.51)
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	$ 0.24	$ 0.17	$ (0.17)